Fair Value Measurements and Hedging - Consolidated Statement of Operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gain/(loss) on derivative financial instruments, net
Unrealized gain/(loss) after de-designation of accounting hedging relationship (April 1, 2015)	$ 0	$ 140	$ 2,802
Realized gain/(loss) after de-designation of accounting hedging relationship (April 1, 2015)	0	(141)	(2,556)
Write-off of unrealized losses related to forecasted transactions which are no longer considered probable reclassified from other comprehensive income/(loss)	0	708	0
Total Gain/(loss) on derivative financial instruments, net	0	707	246
Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 9)	0	3	(852)
Total Gain/(loss) recognized	0	3	(852)
Gain/(loss) on forward freight agreements and bunker swaps
Total Gain/(loss) recognized	4,411	(447)	(841)
Forward freight agreements
Gain/(loss) on forward freight agreements and bunker swaps
Realized gain/(loss) on forward freight agreements	6,043	(599)	(877)
Unrealized gain/(loss) on forward freight agreements	(321)	520	(24)
Bunker swaps
Gain/(loss) on forward freight agreements and bunker swaps
Realized gain/(loss) on bunker swaps	(1,386)	1,491	0
Unrealized gain/(loss) on bunker swaps	75	(1,859)	60
Gain/(loss) recognized for forward freight agreements and bunker swaps
Gain/(loss) on forward freight agreements and bunker swaps
Total Gain/(loss) recognized	$ 4,411	$ (447)	$ (841)